Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Wedbush Series Trust
Entity Central Index Key	0002055464
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000272156
Shareholder Report [Line Items]
Fund Name	Dan IVES Wedbush AI Power & Infrastructure ETF
Trading Symbol	IVEP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dan IVES Wedbush AI Power & Infrastructure ETF for the period from April 7, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wedbushfunds.com/funds/ivep/. You can also request this information by contacting us at 866-597-9452.
Additional Information Phone Number	866-597-9452
Additional Information Website	wedbushfunds.com/funds/ivep/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dan IVES Wedbush AI Power & Infrastructure ETF	$5Footnote Reference1	0.75%Footnote Reference2
Footnote	Description
Footnote1	Based on the period April 7, 2026 (commencement of operations) through April 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote2	Annualized

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.75%	[2]
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance

For the period from inception, on April 7, 2026, through April 30, 2026, the Dan IVES Wedbush AI Power & Infrastructure ETF returned 14.67% on a net asset value (NAV) basis. The Fund's underlying index, the Solactive Wedbush AI Power & Infrastructure Index (the “Index”), returned 14.88% over the same period. The difference between the Fund's return and the return of the index was attributable principally to fund expenses. The Fund's broad-based benchmark, the S&P 500® Total Return Index, returned 9.00% for the same period. The reporting period is only made up of 23 calendar days, and the magnitude of the return reflects the timing of the Fund's launch rather than any sustained trend.

What drove performance

The Fund commenced operations as U.S. equities began a broad recovery from a drawdown driven by elevated geopolitical tensions during the first quarter of calendar 2026. The 23-day reporting period coincided with that recovery, and equities of companies tied to data center capacity, electrification, and power generation participated meaningfully, supported by renewed multi-year capital expenditure commitments from hyperscale data center operators. As an index-tracking ETF, the Fund holds the constituents of the Index, so return reflects index composition rather than active positioning.

Positioning at period end

The Fund was fully invested in the constituents of the Index, concentrated in U.S.-listed equities, with a tilt toward large-capitalization industrial, utility, and technology hardware companies positioned to benefit from sustained data center buildout.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Dan IVES Wedbush AI Power & Infrastructure ETF	S&P 500® Index	Solactive Wedbush AI Power & Infrastructure Index
04/07/26	$10,000	$10,000	$10,000
04/30/26	$11,468	$10,900	$11,488

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 4/7/26
Dan IVES Wedbush AI Power & Infrastructure ETF	14.67%
S&P 500® Index	9.00%
Solactive Wedbush AI Power & Infrastructure Index	14.88%

Performance Inception Date	Apr. 07, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 9,758,612
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,025
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$9,758,612
  Total number of portfolio holdings31
  Total advisory fees paid$2,025
  Period portfolio turnover rate1%

Holdings [Text Block]
Table Summary
Sectors	% of Net Assets
Industrials	43.7%
Utilities	22.8%
Energy	13.6%
Real Estate	10.7%
Information Technology	7.1%
Materials	2.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%.

Material Fund Change [Text Block]
C000259766
Shareholder Report [Line Items]
Fund Name	Dan IVES Wedbush AI Revolution ETF
Trading Symbol	IVES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dan IVES Wedbush AI Revolution ETF for the period from June 3, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wedbushfunds.com/funds/ives/. You can also request this information by contacting us at 866-597-9452.
Additional Information Phone Number	866-597-9452
Additional Information Website	wedbushfunds.com/funds/ives/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dan IVES Wedbush AI Revolution ETF	$79Footnote Reference1	0.75%Footnote Reference2
Footnote	Description
Footnote1	Based on the period June 3, 2025 (commencement of operations) through April 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote2	Annualized

Expenses Paid, Amount	$ 79	[3]
Expense Ratio, Percent	0.75%	[4]
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance

For the period from inception, on June 3, 2025, through April 30, 2026, the Dan IVES Wedbush AI Revolution ETF returned 32.22% on a net asset value (NAV) basis. The Fund's underlying index, the Solactive Dan IVES Wedbush AI Revolution Index (the “Index”), returned 32.02% over the same period. The difference between the Fund's return and the return of the Index was attributable principally to fund expenses. The Fund's broad-based benchmark, the S&P 500® Total Return Index, returned 22.06% for the same period.

What drove performance

Performance was driven by positive returns in U.S. large-cap equities that have been identified as significant creators, enablers or adopters of artificial intelligence (“AI”) technologies, over the period. The Index’s methodology concentrates exposure in companies identified as having deployed AI technologies through their strategic focus, partnerships, innovation, product development, or integration of AI into their operations, principally in the Information Technology and Communication Services sectors. The first half of the fiscal year saw broad gains in AI technology related equities supported by continued capital expenditure commitments from the largest cloud and platform operators. The first quarter of calendar year 2026 brought meaningful volatility tied to elevated geopolitical tensions, before a broad recovery in April and new highs by period end. Because the Fund tracks an index, returns are the result of Index composition rather than active positioning.

Positioning at period end

The Fund was fully invested in the constituents of the Index, concentrated in Information Technology and Communication Services, with additional exposure across Consumer Discretionary, Industrials, and Utilities, and a tilt toward mega-cap and large-cap U.S. equities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Dan IVES Wedbush AI Revolution ETF	S&P 500® Index	Solactive Wedbush Artificial Intelligence Index
06/03/25	$10,000	$10,000	$10,000
10/31/25	$13,841	$11,512	$13,761
04/30/26	$13,222	$12,206	$13,202

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 6/3/25
Dan IVES Wedbush AI Revolution ETF	32.22%
S&P 500® Index	22.06%
Solactive Wedbush Artificial Intelligence Index	32.02%

Performance Inception Date	Jun. 03, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 996,984,634
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 5,127,825
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$996,984,634
  Total number of portfolio holdings31
  Total advisory fees paid$5,127,825
  Period portfolio turnover rate37%

Holdings [Text Block]
Table Summary
Sectors	% of Net Assets
Information Technology	70.6%
Consumer Discretionary	12.9%
Communication Services	9.6%
Industrials	5.2%
Utilities	1.7%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
C000271487
Shareholder Report [Line Items]
Fund Name	Wedbush ReturnOnLeadership<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Large-Cap ETF
Trading Symbol	EXEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wedbush ReturnOnLeadership® U.S. Large-Cap ETF for the period from February 12, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wedbushfunds.com/funds/exeq/. You can also request this information by contacting us at 866-597-9452.
Additional Information Phone Number	866-597-9452
Additional Information Website	wedbushfunds.com/funds/exeq/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedbush ReturnOnLeadership U.S. Large Cap ETF	$16Footnote Reference1	0.75%Footnote Reference2
Footnote	Description
Footnote1	Based on the period February 12, 2026 (commencement of operations) through April 30, 2026. Expenses would have been higher if based on the full reporting period.
Footnote2	Annualized

Expenses Paid, Amount	$ 16	[5]
Expense Ratio, Percent	0.75%	[6]
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance

For the period from inception, on February 12, 2026, through April 30, 2026, the Wedbush ReturnOnLeadership® U.S. Large-Cap ETF returned 3.33% on a net asset value (NAV) basis. The Fund's underlying index, the Solactive Indiggo ReturnOnLeadership® U.S. Large-Cap Index (the “Index”), returned 3.41% over the same period. The difference between the Fund's return and the return of the Index was attributable principally to fund expenses. The Fund's broad-based benchmark, the S&P 500® Total Return Index, returned 5.77%, for the same period.

What drove performance

The first six weeks of the reporting period coincided with a broad U.S. equity drawdown driven by elevated geopolitical tensions, and a decline in net asset value in line with the Index. U.S. equities recovered sharply in April as those tensions eased, and the Fund participated in that recovery to finish the period in positive territory. The Index selects the 50 highest-ranked U.S. large-capitalization companies using Indiggo's ReturnOnLeadership® rules-based methodology that ranks companies by a composite score measuring how effectively management teams translate stated strategy into observable outcomes across defined organizational dimensions. During the reporting period the Index’s diversified sector construction provided some counterbalance during the drawdown.

Positioning at period end

The Fund was fully invested in the Index throughout the period. At period end the portfolio was diversified across sectors, with the largest exposures in Electronic Technology, Technology Services, Finance, and Health Technology, and meaningful additional weights in Consumer Non-Durables, Non-Energy Minerals, and Energy Minerals. The Fund does not take active sector or security views but rather reflects Index composition.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Wedbush ReturnOnLeadership U.S. Large Cap ETF	S&P 500® Index	Solactive Indiggo ReturnOnLeadership® US Large-Cap Index
02/12/26	$10,000	$10,000	$10,000
04/30/26	$10,333	$10,577	$10,341

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 2/12/26
Wedbush ReturnOnLeadership U.S. Large Cap ETF	3.33%
S&P 500® Index	5.77%
Solactive Indiggo ReturnOnLeadership® US Large-Cap Index	3.41%

Performance Inception Date	Feb. 12, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,026,335
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,560
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$1,026,335
  Total number of portfolio holdings51
  Total advisory fees paid$1,560
  Period portfolio turnover rate49%

Holdings [Text Block]
Table Summary
Sectors	% of Net Assets
Information Technology	29.5%
Industrials	15.0%
Financials	13.1%
Health Care	12.8%
Energy	6.8%
Consumer Discretionary	6.5%
Materials	5.3%
Communication Services	4.8%
Consumer Staples	2.7%
Utilities	1.9%
Real Estate	1.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%.

Material Fund Change [Text Block]
C000271519
Shareholder Report [Line Items]
Fund Name	Wedbush LAFFER|TENGLER New Era Value ETF
Trading Symbol	TGLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wedbush LAFFER|TENGLER New Era Value ETF for the period from August 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at wedbushfunds.com/funds/tglr/. You can also request this information by contacting us at 866-597-9452.
Additional Information Phone Number	866-597-9452
Additional Information Website	wedbushfunds.com/funds/tglr/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedbush LAFFER|TENGLER New Era Value ETF	$77	0.94%Footnote Reference1
Footnote	Description
Footnote1	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.94%	[7]
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The fund launched on August 8, 2023. Since inception, TGLR has outperformed the Russell 1000 Value 19.85% vs. 16.39%. On a trailing one-year basis TGLR has outperformed the Russell 1000 Value index 39.08% vs. 29.25%. The Fund’s investing theme of old economy companies embracing the new technologies of digitization, cloud computing, robotics and generative AI and the suppliers of the picks and shovels remains our focus and has contributed to the solid outperformance.

The four major sector weightings of the Fund are information technology, industrials, financials and consumer discretionary.

Focusing on companies with robust dividend growth (rather than the highest yielding stocks—typically value traps) served the Fund well as the market rewarded companies with reliable earnings growth, the sustainability of which was expressed by management in the growth of the dividend.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Table Summary
	Wedbush LAFFER|TENGLER New Era Value ETF	S&P 500® Index	Russell 1000® Value Index
8/8/23	$10,000	$10,000	$10,000
10/31/23	9,101	$9,316	$9,111
04/30/24	10,775	$11,271	$10,789
10/31/24	12,224	$12,858	$11,934
04/30/25	11,791	$12,634	$11,712
10/31/25	15,027	$15,616	$13,264
04/30/26	16,398	$16,557	$15,138

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 8/8/23
Wedbush LAFFER|TENGLER New Era Value ETF	39.08%	19.85%
S&P 500® Index	31.05%	20.27%
Russell 1000® Value Index	29.25%	16.39%

Performance Inception Date	Aug. 08, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 34,268,861
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 170,870
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$34,268,861
  Total number of portfolio holdings32
  Total advisory fees paid$170,870
  Period portfolio turnover rate13%

Holdings [Text Block]
Table Summary
Sectors	% of Net Assets
Information Technology	25.6%
Financials	15.7%
Industrials	15.6%
Consumer Discretionary	13.4%
Health Care	6.2%
Energy	5.2%
Consumer Staples	4.6%
Communication Services	4.5%
Materials	3.5%
Real Estate	2.1%
Utilities	2.1%
Money Market Funds	1.5%
Liabilities in Excess of Other Assets	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%.

Material Fund Change [Text Block]

[1]	Based on the period April 7, 2026 (commencement of operations) through April 30, 2026. Expenses would have been higher if based on the full reporting period.
[2]	Annualized
[3]	Based on the period June 3, 2025 (commencement of operations) through April 30, 2026. Expenses would have been higher if based on the full reporting period.
[4]	Annualized
[5]	Based on the period February 12, 2026 (commencement of operations) through April 30, 2026. Expenses would have been higher if based on the full reporting period.
[6]	Annualized
[7]	Annualized